3. Loans, Allowance for Loan Losses and Credit Quality (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Group A	$ 404,004,017	$ 366,739,436
Group B	5,456,205	4,989,008
Group C	8,416,932	16,943,595
Total Loans	417,877,154	388,672,039
Commercial and Industrial
Group A	47,689,238	36,971,880
Group B	593,838	530,523
Group C	1,000,872	2,012,204
Total Loans	49,283,948	39,514,607
Commercial Real Estate
Group A	131,643,756	119,410,381
Group B	4,139,367	4,037,860
Group C	4,024,394	8,821,127
Total Loans	139,807,517	132,269,368
Residential real estate - 1st lien
Group A	167,876,199	153,954,604
Group B	404,752	98,603
Group C	2,833,564	5,482,751
Total Loans	171,114,515	159,535,958
Residential real estate - Jr lien
Group A	46,162,420	44,943,200
Group B	318,248	322,022
Group C	548,355	621,745
Total Loans	47,029,023	45,886,967
Consumer
Group A	10,632,404	11,459,371
Group B	0	0
Group C	9,747	5,768
Total Loans	$ 10,642,151	$ 11,465,139